Basis of Preparation And Changes to the Group's Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation And Changes To Group Accounting Policies [Abstract]
Basis of Preparation and Changes to the Group's Accounting Policies
2.	BASIS OF PREPARATION AND CHANGES TO THE GROUP’S ACCOUNTING POLICIES
(A) Going concern
The Group’s accounts are prepared on a going concern basis. To date, the Group has financed its cash requirements primarily from share issuances, as well as government research and development grants. The recent business combination with European Biotech Acquisition Corp. (“EBAC”) and the listing in NASDAQ early in March 2023 raised additional funding to secure business continuity as explained under note 2. (E). The Board of Directors believes that the Group has the ability to meet its financial obligations for at least the next 12 months.
The Company is a clinical stage company and is exposed to all the risks inherent to establishing a business. Inherent to the Company’s business are various risks and uncertainties, including the substantial uncertainty as to whether current projects will succeed. The Company’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the biotech and pharmaceutical industry, (iii) successfully move its product candidates through clinical development, and (iv) attract and retain key personnel. The Company’s success is subject to its ability to be able to raise capital to support its operations. To date, the Company has financed its cash requirements primarily through share issuances and grant income. Shareholders should note that the long-term viability of the Company is dependent on its ability to raise additional capital to finance its future operations. The Company will continue to evaluate additional funding through public or private financings, debt financing or collaboration agreements. The Company cannot be certain that additional funding will be available on acceptable terms, or at all. If the Company is unable to raise additional capital when required or on acceptable terms, it may have to (i) significantly delay, scale back or discontinue the development of one or more product candidates; (ii) seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; or (iii) relinquish or otherwise dispose of rights to product candidates that the Company would otherwise seek to develop itself, on unfavorable terms.
The conflict between Russia and Ukraine has caused major macroeconomic disruptions that have impacted the global trade and economies. As such increasing inflation around the globe has forced national banks to increase their interest rates, consequently impacting interest yields around the globe. The Group has assessed the impact of these measures and concluded that this impacted primarily the estimates in relation to the pension plan obligations, as noted below under 4. (C). As of today, no further material impact has been identified on the Group’s business nor its ability to continue as a going concern.
(B) Statement of compliance
The consolidated financial statements of Oculis SA are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
(C) Basis of measurement
The policies set out below are consistently applied to all the years presented. The consolidated financial statements have been prepared under the historical cost convention.
The totals are calculated with the original unit amounts, which could lead to rounding differences. These differences in thousands of units are not changed in order to keep the accuracy of the original data.
(D) Functional currency
The consolidated financial statements of the Group are expressed in CHF, which is the Company’s functional and the Group’s presentation currency. The functional currency of the Company and Oculis Iceland is CHF. The functional currency of Oculis France is EUR, of Oculis US is USD and of Oculis Hong Kong is HKD.
Assets and liabilities of foreign operations are translated into CHF at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at yearly average exchange rates. The exchange differences arising on translation for consolidation are recognized in other comprehensive income.
(E) Business Combination Agreement
On October 17, 2022, Oculis SA entered into a Business Combination Agreement (“BCA”) with European Biotech Acquisition Corp., a NASDAQ listed blank check company incorporated in Cayman Islands as an exempted company (“EBAC”). This merger and subsequent listing in NASDAQ provides the Company with additional funding from EBAC’s Trust fund, additional subscription agreements from private investments by third-party investors (the “PIPE”) and conversion of Convertible Loan Agreements (the “CLAs”).
As of December 31, 2022, the Company has capitalized CHF 0.6 million of transactions costs linked to the BCA transaction within Other current assets that met the following criteria: 1) directly attributable to the issue of equity instruments, 2) incurred after BCA agreement signature, at which date the transaction was considered highly probable and finally, 3) related to newly issued shares (incremental costs). The paid portion of transaction costs for an amount of CHF 0.2 million was also reflected in the financing activities of the Consolidated Statements of Cash flows. For further details about the closing of the BCA transaction, refer to note
22.